NET (LOSS) INCOME PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
NET (LOSS) INCOME PER SHARE [Abstract]
Net (loss) income attributable to Actions Semiconductor Co., Ltd. shareholders	$ (30,361)	$ 124	$ (2,202)
Shares:
Weighted average shares outstanding used in computing basic net (loss) income per share	395,380,921	412,103,255	412,706,341
Effect of dilutive securities:
Weighted average shares from assumed exercise of share-based awards		13,311,756
Weighted average shares outstanding used in computing diluted net (loss) income per share	395,380,921	425,415,011	412,706,341
Net (loss) income per share, basic	$ (0.0768)	$ 0.0003	$ (0.0053)
Net (loss) income per share, diluted	$ (0.0768)	$ 0.0003	$ (0.0053)
Shares excluded from earnings per share calculation	2,076,484		5,459,747